Equity - Treasury shares (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2024 USD ($) shares
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	630,000,000		630,000,000
Treasury shares outstanding (in shares)		130,488,000
Authorized share capital | $			$ 50,000
Transaction costs from subsidiaries | R$	R$ 1,587,332	R$ 292,745
Class A common stock
Disclosure of classes of share capital [line items]
Number of treasury shares held by the company	28,234,941	5,311,421	28,234,941
Repurchase of common stock shares during the period (in shares)	24,090,491	5,733,740,000
Proceeds from share repurchase program | R$	R$ 1,587,332	R$ 292,745
Class A common stock | Restricted share units (RSUs) [Member]
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)	1,017,725	375,531,000	1,017,725
Trampolin | Class A common stock
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)	16,639	16,641,000	16,639
Vitta corretora de seguros ltda. vitta group [Member] | Class A common stock
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)		824,000
Linx S.A. [Member] | Class A common stock
Disclosure of classes of share capital [line items]
Treasury shares outstanding (in shares)	132,606	132,607,000	132,606